Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	EPSIUM ENTERPRISE LIMITED
Entity Central Index Key	0001883437
Entity File Number	001-42568
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	c/o Companhia de Comércio Luz Limitada
Entity Address, Address Line Two	Alameda Dr. Carlos D’assumpcao
Entity Address, Address Line Three	Edf China Civil Plaza 235-243, 14 Andar P
Entity Address, City or Town	Macau
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	EPSM
Security Exchange Name	NASDAQ
Ordinary A Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,664,034
Ordinary B Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	10,774,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Son I Tam
Entity Address, Address Line One	c/o Companhia de Comércio Luz Limitada
Entity Address, Address Line Two	Alameda Dr. Carlos D’assumpcao
Entity Address, Address Line Three	Edf China Civil Plaza 235-243, 14 Andar P
Entity Address, City or Town	Macau
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
Entity Phone Fax Numbers [Line Items]
City Area Code	+853
Local Phone Number	2857 5232